Taxes on Income (Deferred income taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes [Line Items]
Balance as at the begining of the year	$ (232)	$ (175)
Amounts recorded in the statement of income	34	(67)
Amounts recorded to a capital reserve	(9)	10
Translation difference	8
Balance as at the end of the year	(199)	(232)
Depreciable property, plant and equipment and intangible assets [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(421)	(412)
Amounts recorded in the statement of income	(17)	(9)
Amounts recorded to a capital reserve	0	0
Translation difference	(1)
Balance as at the end of the year	(439)	(421)
Inventories [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	32	26
Amounts recorded in the statement of income	6	6
Amounts recorded to a capital reserve	0	0
Translation difference	0
Balance as at the end of the year	38	32
Provisions for employee benefits [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	84	74
Amounts recorded in the statement of income	13	0
Amounts recorded to a capital reserve	(6)	10
Translation difference	3
Balance as at the end of the year	94	84
Other [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	19	20
Amounts recorded in the statement of income	(28)	(1)
Amounts recorded to a capital reserve	0	0
Translation difference	2
Balance as at the end of the year	(7)	19
In respect of carry forward tax losses [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	54	117
Amounts recorded in the statement of income	60	(63)
Amounts recorded to a capital reserve	(3)	0
Translation difference	4
Balance as at the end of the year	$ 115	$ 54